Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2017
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Supplementary Cash Flow Information
24.	SUPPLEMENTARY CASH FLOW INFORMATION

	For the year ended December 31,
	2017	2016
Change in non-cash working capital items
Accounts receivable	(9,199)	(1,783)
Inventories	16,324	(16,023)
Prepaids	(203)	349
Accounts payable and accrued liabilities	8,995	4,010
Interest payable	(21)	(543)
Income tax paid	(2,275)	(750)
Income tax received	—	29

	13,621	(14,711)

Non-cash investing and financing activities
Share purchase warrants issued (Note 18)	1,876	—
Assets acquired under capital lease	13,059	—
Derivative liabilities (Note 17e)	—	7,334
Share purchase warrants exercised (Note 17e)	(830)	830